Stock-Based Awards and Other Equity Instruments	12 Months Ended
Dec. 31, 2014
Stock-Based Awards and Other Equity Instruments

NOTE 10 — Stock-Based Awards and Other Equity Instruments

Pursuant to the Amended and Restated Expedia, Inc. 2005 Stock and Annual Incentive Plan, we may grant restricted stock, restricted stock awards, RSUs, stock options and other stock-based awards to directors, officers, employees and consultants. As of December 31, 2014, we had approximately 8 million shares of common stock reserved for new stock-based awards under the 2005 Stock and Annual Incentive Plan. We issue new shares to satisfy the exercise or release of stock-based awards.

The following table presents a summary of our stock option activity:

	Options	Weighted Average Exercise Price	Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
Balance as of January 1, 2012	14,798	$17.96
Granted	5,586	36.36
Exercised	(3,582)	13.31
Cancelled	(1,566)	23.47

Balance as of December 31, 2012	15,236	25.24
Granted	4,016	65.29
Exercised	(2,730)	18.10
Cancelled	(1,095)	37.87

Balance as of December 31, 2013	15,427	36.03
Granted	4,113	78.70
Exercised	(3,804)	25.66
Cancelled	(1,301)	53.69

Balance as of December 31, 2014	14,435	49.33	4.1	$520,360

Exercisable as of December 31, 2014	5,636	30.92	2.4	306,808

Vested and expected to vest after December 31, 2014	10,985	51.90	4.9	368,851

The aggregate intrinsic value of outstanding options shown in the stock option activity table above represents the total pretax intrinsic value at December 31, 2014, based on our closing stock price of $85.36 as of the last trading date in 2014. The total intrinsic value of stock options exercised was $208 million, $117 million and $109 million for the years ended December 31, 2014, 2013 and 2012.

During the three years ended December 31, 2014, 2013 and 2012, we awarded stock options as our primary form of stock-based compensation. The fair value of stock options granted during the years ended December 31, 2014, 2013 and 2012 were estimated at the date of grant using the Black-Scholes option-pricing model, assuming the following weighted average assumptions:

	2014	2013	2012
Risk-free interest rate	1.13%	0.71%	0.64%
Expected volatility	42.97%	44.81%	53.13%
Expected life (in years)	4.04	4.07	4.00
Dividend yield	0.76%	0.80%	1.04%
Weighted-average estimated fair value of options granted during the year	$25.80	$21.96	$13.96

RSUs, which are stock awards that are granted to employees entitling the holder to shares of our common stock as the award vests, were our primary form of stock-based award prior to 2009. Our RSUs generally vest over three or four-years, but may accelerate in certain circumstances, including certain changes in control.

The following table presents a summary of RSU activity:

	RSUs	Weighted Average Grant-Date Fair Value
	(In thousands)
Balance as of January 1, 2012	2,282	21.47
Granted	602	32.07
Vested and released	(1,382)	21.02
Cancelled	(284)	22.82

Balance as of December 31, 2012	1,218	29.57
Granted	216	63.04
Vested and released	(480)	23.29
Cancelled	(522)	86.10

Balance as of December 31, 2013	432	50.64
Granted	108	80.94
Vested and released	(159)	45.90
Cancelled	(44)	55.52

Balance as of December 31, 2014	337	61.97

The total market value of shares vested and released during the years ended December 31, 2014, 2013 and 2012 was $12 million, $29 million and $62 million. Included in RSUs outstanding at January 1, 2012 were 400,000 of RSUs awarded to our Chief Executive Officer, for which vesting was tied to achievement of performance targets. These awards vested and were released during 2012.

In 2014, 2013 and 2012, we recognized total stock-based compensation expense of $85 million, $130 million and $65 million. The total income tax benefit related to stock-based compensation expense was $20 million, $17 million and $19 million for 2014, 2013 and 2012.

Cash received from stock-based award exercises for the years ended December 31, 2014 and 2013 was $101 million and $54 million. Our employees that held IAC vested stock options prior to the IAC/InterActiveCorp (“IAC”) spin-off in August 2005 received vested stock options in both Expedia and IAC. In addition, our employees that held vested Expedia options prior to the TripAdvisor spin-off on December 20, 2011 received vested stock options in both Expedia and TripAdvisor. As these IAC and TripAdvisor stock options are exercised, we receive a tax deduction. Total current income tax benefits during the years ended December 31, 2014 and 2013 associated with the exercise of IAC, TripAdvisor and Expedia stock-based awards held by our employees were $69 million and $52 million.

As of December 31, 2014, there was approximately $152 million of unrecognized stock-based compensation expense, net of estimated forfeitures, related to unvested stock-based awards, which is expected to be recognized in expense over a weighted-average period of 3.0 years.

During 2012, we issued 8.0 million shares of Expedia, Inc. common stock as a result of the exercise of 32 million privately held warrants at a weighted average exercise price of $23.91 for total proceeds to the Company of approximately $191 million. As of December 31, 2013 and 2014, we did not have any warrants outstanding.

Employee Stock Purchase Plan

During 2013, we implemented our 2013 Employee Stock Purchase Plan (“ESPP”), which allows shares of our common stock to be purchased by eligible employees at three-month intervals at 85% of the fair market value of the stock on the last day of each three-month period. Eligible employees are allowed to contribute up to 10% of their base compensation. During 2014 and 2013, approximately 102,000 shares and 69,000 shares were purchased under this plan for an average price of $68.70 per share and $46.31 per share. As of December 31, 2014, we have reserved approximately 1.3 million shares of our common stock for issuance under the ESPP.